Segment Information - Summary of Information About Geographical Areas (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Continuing operations [member]
Disclosure of geographical areas [line items]
Non-current assets	€ 25,357	€ 21,556
Continuing and Discontinued Operations [member]
Disclosure of geographical areas [line items]
Non-current assets	25,357	22,032
Republic of Ireland [member] | Continuing operations [member]
Disclosure of geographical areas [line items]
Non-current assets	495	493
Benelux (Mainly the Netherlands) [member] | Continuing operations [member]
Disclosure of geographical areas [line items]
Non-current assets	816	1,162
United Kingdom [member] | Continuing operations [member]
Disclosure of geographical areas [line items]
Non-current assets	2,461	2,395
United States [member] | Continuing operations [member]
Disclosure of geographical areas [line items]
Non-current assets	12,925	8,749
United States [member] | Americas Distribution [member] | Discontinued operations [member]
Disclosure of geographical areas [line items]
Non-current assets		476
Other [member] | Continuing operations [member]
Disclosure of geographical areas [line items]
Non-current assets	€ 8,660	€ 8,757